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                                                 DECEMBER 17, 1997 SUPPLEMENT TO
                                                  PROSPECTUSES DATED MAY 1, 1997

                              UNIVERSAL ANNUITY

The following expense information replaces the information provided in the fee table for the underlying funds shown below:

                                                                                           Total Underlying
                                            Management Fee           Other Expenses        Fund Expenses
                                            --------------           --------------        ----------------
Smith Barney International Equity Portfolio     0.90%                    0.20%                  1.10%
Putman Diversified Income Portfolio             0.75%                    0.21%                  0.96%
Smith Barney High Income Portfolio              0.60%                    0.24%                  0.84%
MFS Total Return Portfolio                      0.80%                    0.11%                  0.91%